Document and Entity Information	0 Months Ended
Jun. 24, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 24, 2014
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Jun. 24, 2014
Document Effective Date	Jun. 25, 2014
Prospectus Date	Jun. 25, 2014
MFS® Managed Wealth Fund | A
Risk/Return:
Trading Symbol	MNWAX
MFS® Managed Wealth Fund | B
Risk/Return:
Trading Symbol	MNWBX
MFS® Managed Wealth Fund | C
Risk/Return:
Trading Symbol	MNWCX
MFS® Managed Wealth Fund | I
Risk/Return:
Trading Symbol	MNWIX
MFS® Managed Wealth Fund | R1
Risk/Return:
Trading Symbol	MNWRX
MFS® Managed Wealth Fund | R2
Risk/Return:
Trading Symbol	MNWSX
MFS® Managed Wealth Fund | R3
Risk/Return:
Trading Symbol	MNWTX
MFS® Managed Wealth Fund | R4
Risk/Return:
Trading Symbol	MNWUX